Expense Example - StrategicAdvisersAlternativesFund-PRO - StrategicAdvisersAlternativesFund-PRO - Strategic Advisers Alternatives Fund - Strategic Advisers Alternatives Fund	Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 150
3 years	483
5 years	877
10 years	$ 1,980